Offsets	May 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tango Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-267224
Initial Filing Date	Sep. 01, 2022
Fee Offset Claimed	$ 33,093.9
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 357,000,000
Offset Note
(1)
Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.

(4)
The registrant has previously registered the offer and sale of up to $400,000,000 of securities pursuant to the Registration Statement on Form
S-3
(File
No. 333-267224),
as filed by the Company with the Securities and Exchange Commission on September 1, 2022 (the “Prior Registration Statement”), which included a prospectus supplement to register the offer and sale of up to $100,000,000 of shares of the registrant’s common stock (the “Previous ATM Prospectus”) under the terms of an Open Market Sale Agreement
SM
with Jefferies LLC, of which $357,000,000 of securities under the Prior Registration Statement remain unsold (
the
“Unsold Securities”). We paid a registration fee of $37,080 with respect to the $100,000,000 of securities that may be issued or sold pursuant to the Prior Registration Statement. As of the date of this registration statement, we have sold $$43,000,000 pursuant to the Previous ATM Prospectus. We are registering the offer and sale of the Unsold Securities pursuant to the Prior Registration Statement.

(5)
Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $33,093.90 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tango Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-267224
Filing Date	Sep. 01, 2022
Fee Paid with Fee Offset Source	$ 37,080
Offset Note
(1)
Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.

(4)
The registrant has previously registered the offer and sale of up to $400,000,000 of securities pursuant to the Registration Statement on Form
S-3
(File
No. 333-267224),
as filed by the Company with the Securities and Exchange Commission on September 1, 2022 (the “Prior Registration Statement”), which included a prospectus supplement to register the offer and sale of up to $100,000,000 of shares of the registrant’s common stock (the “Previous ATM Prospectus”) under the terms of an Open Market Sale Agreement
SM
with Jefferies LLC, of which $357,000,000 of securities under the Prior Registration Statement remain unsold (
the
“Unsold Securities”). We paid a registration fee of $37,080 with respect to the $100,000,000 of securities that may be issued or sold pursuant to the Prior Registration Statement. As of the date of this registration statement, we have sold $$43,000,000 pursuant to the Previous ATM Prospectus. We are registering the offer and sale of the Unsold Securities pursuant to the Prior Registration Statement.

(5)
Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $33,093.90 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.